SHARE CAPITAL (Narrative) (Details) - CAD ($)	1 Months Ended			2 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Flow-through shares renounced	$ 523,000	$ 149,000
Deferred income tax recovery on settlement of flow-through shares liability	$ 93,000	$ 21,000
Shares issued via private placements, net of issuance costs (Shares)		8,633,166	42,297,400	8,298,333	58,797,802	8,298,333
Equity issuance, price per share		$ 0.075	$ 0.06	$ 0.12
Proceeds from issuing shares		$ 647,000	$ 2,538,000	$ 995,800	$ 2,332,000	$ 884,000
Flow-through shares issued during period		5,738,665
Proceeds from flow-through shares issued		523,000
Payments for finders' fees		51,000	41,000	18,000
Payments for other share issue costs		$ 24,000	$ 23,000	$ 29,000
Shares issued during period to directors, officers, and certain creditors			21,924,067
Shares issued during period for settle amounts owing		946,667	3,956,423
Flow-through shares 1 [Member]
Statements Line Items
Equity issuance, price per share		$ 0.09	$ 0.07
Flow-through shares issued during period		5,091,165	2,128,571
Proceeds from flow-through shares issued			149,000
Flow-through shares 2 [Member]
Statements Line Items
Equity issuance, price per share		$ 0.10
Flow-through shares issued during period		647,500
Directors and Officers [Member]
Statements Line Items
Shares issued via private placements, net of issuance costs (Shares)			17,967,644	3,600,000